UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09333
Oppenheimer Main Street Small- & Mid-Cap Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: June 30
Date of reporting period: 12/31/2010

Item 1. Reports to Stockholders.

December 31, 2010

Oppenheimer

Main Street Small- & Mid-Cap Fund®*

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

December 31, 2010 ppenheimer Main Street Small- & Mid-Cap Fund®* Management Commentary and Semiannual Report M A N A G E M E N T C O M M E N TA R Y An Interview with Your Fund’s Portfolio Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements * Prior to November 1, 2010, the Fund was named “Oppenheimer Main Street Small Cap Fund®”

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Real Estate Investment Trusts	6.4%
Insurance	5.8
Semiconductors & Semiconductor Equipment	5.5
Software	4.6
Oil, Gas & Consumable Fuels	3.9
Health Care Providers & Services	3.9
Specialty Retail	3.5
Machinery	3.4
Health Care Equipment & Supplies	3.1
IT Services	3.0
Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on net assets.

Top Ten Common Stock Holdings

Holly Corp.	1.4%
Blue Coat Systems, Inc.	1.2
MSCI, Inc., Cl. A	1.1
Digital Realty Trust, Inc.	1.1
AES Corp. (The)	1.0
Bally Technologies, Inc.	1.0
Old Dominion Freight Line, Inc.	1.0
NeuStar, Inc., Cl. A	0.9
Imax Corp.	0.9
Children’s Place Retail Stores, Inc.	0.9
Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
7 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total market value of common stocks.
8 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the Fund’s summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	July 1, 2010	December 31, 2010	December 31, 2010

Actual
Class A	$1,000.00	$1,251.10	$7.28
Class B	1,000.00	1,245.80	11.60
Class C	1,000.00	1,246.50	11.38
Class N	1,000.00	1,249.70	8.42
Class Y	1,000.00	1,253.80	4.72

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.75	6.53
Class B	1,000.00	1,014.92	10.41
Class C	1,000.00	1,015.12	10.21
Class N	1,000.00	1,017.74	7.55
Class Y	1,000.00	1,021.02	4.24
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended December 31, 2010 are as follows:

Class	Expense Ratios

Class A	1.28%
Class B	2.04
Class C	2.00
Class N	1.48
Class Y	0.83
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS December 31, 2010 / Unaudited

	Shares	Value

Common Stocks—97.5%
Consumer Discretionary—13.4%
Auto Components—0.9%
American Axle & Manufacturing Holdings, Inc.[1]	252,763	$3,250,532
Cooper Tire & Rubber Co.	311,360	7,341,869
Dana Holding Corp.[1]	1,232,460	21,210,637
Federal-Mogul Corp.[1]	65,219	1,346,772
Fuel Systems Solutions, Inc.[1]	97,958	2,878,006

		36,027,816

Distributors—0.4%
Core-Mark Holding Co., Inc.[1]	10,832	385,511
Pool Corp.	680,350	15,335,089

		15,720,600

Diversified Consumer Services—1.5%
Bridgepoint Education, Inc.[1]	114,700	2,179,300
Capella Education Co.[1]	489,520	32,592,242
Career Education Corp.[1]	359,894	7,460,603
CPI Corp.	52,110	1,175,081
Hillenbrand, Inc.	86,620	1,802,562
ITT Educational Services, Inc.[1]	96,567	6,150,352
Lincoln Educational Services Corp.	210,605	3,266,484
Pre-Paid Legal Services, Inc.[1]	75,268	4,534,897
Sotheby’s	1,300	58,500

		59,220,021

Hotels, Restaurants & Leisure—2.2%
AFC Enterprises, Inc.[1]	141,410	1,965,599
Bally Technologies, Inc.[1]	916,770	38,678,526
Bob Evans Farms, Inc.	43,110	1,420,906
Brinker International, Inc.	325,200	6,790,176
CEC Entertainment, Inc.[1]	213,560	8,292,535
Cracker Barrel Old Country Store, Inc.	326,912	17,904,970
Papa John’s International, Inc.[1]	253,101	7,010,898
Ruby Tuesday, Inc.[1]	8,340	108,920
Speedway Motorsports, Inc.	150,204	2,301,125

		84,473,655

Household Durables—0.3%
American Greetings Corp., Cl. A	255,855	5,669,747
CSS Industries, Inc.	47,650	982,067
Helen of Troy Ltd.[1]	88,046	2,618,488
Kid Brands, Inc.[1]	168,010	1,436,486

		10,706,788

Internet & Catalog Retail—0.0%
NutriSystem, Inc.	34,481	725,135
Leisure Equipment & Products—0.4%
Eastman Kodak Co.[1]	159,200	853,312
JAKKS Pacific, Inc.[1]	240,080	4,374,258
Polaris Industries, Inc.	80,985	6,318,450
Sturm, Ruger & Co., Inc.	338,020	5,168,326

		16,714,346

Media—1.8%
China MediaExpress Holdings, Inc.[1]	191,324	3,030,572
Dex One Corp.[1]	101,253	755,347
Gannett Co., Inc.	498,490	7,522,214
Harte-Hanks, Inc.	3,072	39,229
Imax Corp.[1]	1,202,520	33,730,686
Journal Communications, Inc.[1]	220,360	1,112,818
Lee Enterprises, Inc.[1]	574,190	1,412,507
McClatchy Co., Cl. A1	374,520	1,749,008
12 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

Media Continued
Meredith Corp.	66,357	$2,299,270
National CineMedia, Inc.	4,025	80,138
Scholastic Corp.	221,314	6,537,616
Sinclair Broadcast Group, Inc., Cl. A	633,177	5,179,388
Valassis Communications, Inc.[1]	191,327	6,189,428
Wiley (John) & Sons, Inc., Cl. A	56,923	2,575,197

		72,213,418

Multiline Retail—0.4%
Big Lots, Inc.[1]	211,884	6,453,987
Bon-Ton Stores, Inc.[1]	9,010	114,067
Dillard’s, Inc., Cl. A	251,905	9,557,276
Retail Ventures, Inc.[1]	89,451	1,458,051

		17,583,381

Specialty Retail—3.5%
Aeropostale, Inc.[1]	265,800	6,549,312
AnnTaylor Stores Corp.[1]	35,000	958,650
Books-A-Million, Inc.	97,200	563,760
Cato Corp., Cl. A	312,878	8,575,986
Children’s Place Retail Stores, Inc.[1]	671,715	33,343,933
Collective Brands, Inc.[1]	74,560	1,573,216
Dress Barn, Inc. (The)[1]	21,970	580,447
DSW, Inc., Cl. A1	173,353	6,778,102
Express, Inc.	148,003	2,782,456
Finish Line, Inc. (The), Cl. A	400,300	6,881,157
Jos. A. Banks Clothiers, Inc.[1]	118,159	4,764,171
Kirkland’s, Inc.[1]	392,962	5,513,257
Men’s Wearhouse, Inc. (The)	73,642	1,839,577
Rent-A-Center, Inc.	281,990	9,102,637
Select Comfort Corp.[1]	312,960	2,857,325
Signet Jewelers Ltd.[1]	197,290	8,562,386
Stage Stores, Inc.	92,189	1,598,557
Tractor Supply Co.	661,850	32,093,107

		134,918,036

Textiles, Apparel & Luxury Goods—2.0%
Carter’s, Inc.[1]	1,874	55,302
Deckers Outdoor Corp.[1]	48,601	3,875,444
Fossil, Inc.[1]	315,073	22,206,345
Perry Ellis International, Inc.[1]	146,280	4,018,312
Phillips/Van Heusen Corp.	466,237	29,377,593
Timberland Co., Cl. A1	337,004	8,286,928
True Religion Apparel, Inc.[1]	86,218	1,919,213
Warnaco Group, Inc. (The)[1]	132,090	7,274,196

		77,013,333

Consumer Staples—2.1%
Beverages—0.2%
Cott Corp.[1]	726,570	6,546,396
Food & Staples Retailing—0.1%
Nash Finch Co.	89,325	3,797,206
Spartan Stores, Inc.	2,180	36,951
Weis Markets, Inc.	12,157	490,292

		4,324,449

Food Products—1.2%
B&G Foods, Inc., Cl. A	44,886	616,285
Cal-Maine Foods, Inc.	136,533	4,311,712
Corn Products International, Inc.	161,960	7,450,160
Flowers Foods, Inc.	28,770	774,201
Fresh Del Monte Produce, Inc.	83,982	2,095,351
Overhill Farms, Inc.[1]	156,370	903,819
13 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Food Products Continued
TreeHouse Foods, Inc.[1]	615,650	$31,453,559

		47,605,087

Household Products—0.2%
Central Garden & Pet Co., Cl. A1	560,991	5,542,591
Personal Products—0.4%
China Sky One Medical, Inc.[1]	74,150	516,826
Herbalife Ltd.	118,172	8,079,420
Inter Parfums, Inc.	41,142	775,527
Nu Skin Asia Pacific, Inc., Cl. A	56,153	1,699,190
Prestige Brands Holdings, Inc.[1]	425,372	5,083,195

		16,154,158

Energy—5.4%
Energy Equipment & Services—1.5%
Acergy SA, Sponsored ADR	394,765	9,608,580
Atwood Oceanics, Inc.[1]	176,227	6,585,603
Bolt Technology Corp.[1]	89,019	1,172,380
Cal Dive International, Inc.[1]	321,559	1,823,240
Compagnie Generale de Geophysique-Veritas, Sponsored ADR[1]	121,840	3,727,086
Complete Production Services, Inc.[1]	206,855	6,112,565
Hornbeck Offshore Services, Inc.[1]	32,190	672,127
North American Energy Partners, Inc.[1]	5,859	71,831
Oil States International, Inc.[1]	149,233	9,564,343
Precision Drilling Corp.[1]	606,324	5,875,280
Seacor Holdings, Inc.	43,631	4,410,658
Superior Energy Services, Inc.[1]	187,364	6,555,866
Tetra Technologies, Inc.[1]	231,180	2,744,107
TGC Industries, Inc.[1]	217,990	828,362

		59,752,028

Oil, Gas & Consumable Fuels—3.9%
Bill Barrett Corp.[1]	166,398	6,843,950
Callon Petroleum Co.[1]	280,430	1,660,146
Cloud Peak Energy, Inc.[1]	345,700	8,030,611
Contango Oil & Gas Co.[1]	46,510	2,694,324
CVR Energy, Inc.[1]	248,715	3,775,494
Dominion Resources Black Warrior Trust	66,250	1,023,563
Gran Tierra Energy, Inc.[1]	513,359	4,132,540
Green Plains Renewable Energy, Inc.[1]	26,563	299,099
Holly Corp.	1,368,097	55,777,315
James River Coal Co.[1]	151,125	3,827,996
MarkWest Energy Partners LP	551,550	23,887,631
PAA Natural Gas Storage LP	471,900	11,769,186
Pengrowth Energy Trust	543,920	6,994,811
Petrobras Argentina SA, ADR	55,674	1,468,680
PetroQuest Energy, Inc.[1]	393,504	2,963,085
PrimeEnergy Corp.[1]	24,972	484,207
Stone Energy Corp.[1]	312,879	6,974,073
Teekay Offshore Partners LP	119,380	3,312,795
VAALCO Energy, Inc.[1]	279,210	1,999,144
W&T Offshore, Inc.	207,680	3,711,242

		151,629,892
14 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

Financials—20.8%
Capital Markets—1.8%
American Capital Ltd.[1]	115,650	$874,314
Calamos Asset Management, Inc., Cl. A	82,070	1,148,980
Federated Investors, Inc., Cl. B	203,044	5,313,661
Gladstone Investment Corp.	200,650	1,534,973
Investment Technology Group, Inc.[1]	1,240	20,299
Janus Capital Group, Inc.	424,876	5,510,642
Knight Capital Group, Inc., Cl. A1	565,010	7,791,488
MF Global Holdings Ltd.[1]	2,270,013	18,977,309
Oppenheimer Holdings, Inc., Cl. A, Non-Vtg.	12,060	316,093
optionsXpress Holdings, Inc.	603,215	9,452,379
Rodman & Renshaw Capital Group, Inc.[1]	174,040	466,427
Solar Capital Ltd.	85,912	2,128,899
Stifel Financial Corp.[1]	209,640	13,006,066
Triangle Capital Corp.	59,290	1,126,510
Waddell & Reed Financial, Inc., Cl. A	56,390	1,990,003

		69,658,043

Commercial Banks—2.2%
Alliance Financial Corp.	27,880	901,918
Banco Latinoamericano de Exportaciones SA, Cl. E	175,384	3,237,589
Banco Macro SA, ADR	145,060	7,282,012
BBVA Banco Frances SA, ADR	180,303	2,091,515
CapitalSource, Inc.	917,400	6,513,540
Century Bancorp, Inc., Cl. A	42,910	1,149,559
City Holding Co.	39,673	1,437,353
First Midwest Bancorp, Inc.	577,250	6,649,920
FirstMerit Corp.	509,290	10,078,849
Grupo Financiero Galicia SA1	1,193	18,265
IBERIABANK Corp.	411,141	24,310,767
International Bancshares Corp.	85,873	1,720,036
National Bankshares, Inc.	33,098	1,042,256
Northrim BanCorp, Inc.	60,730	1,173,304
Synovus Financial Corp.	3,373,010	8,904,746
Westamerica Bancorporation	187,490	10,400,070

		86,911,699

Consumer Finance—1.3%
Advance America Cash Advance Centers, Inc.	717,365	4,045,939
Cash America International, Inc.	224,835	8,303,157
Credit Acceptance Corp.[1]	72,908	4,576,435
EZCORP, Inc., Cl. A1	334,981	9,088,035
First Cash Financial Services, Inc.[1]	276,732	8,575,925
Nelnet, Inc., Cl. A	316,792	7,504,802
World Acceptance Corp.[1]	147,214	7,772,899

		49,867,192

Diversified Financial Services—1.3%
Encore Capital Group, Inc.[1]	165,250	3,875,113
Life Partners Holdings, Inc.	239,872	4,588,751
15 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Diversified Financial Services Continued
MSCI, Inc., Cl. A1	1,134,660	$44,206,354

		52,670,218

Insurance—5.8%
Allied World Assurance Holdings Ltd.	115,303	6,853,610
American Equity Investment Life Holding Co.	485,807	6,096,878
American Safety Insurance Holdings Ltd.[1]	64,170	1,371,955
Amerisafe, Inc.[1]	180,514	3,158,995
AmTrust Financial Services, Inc.	382,184	6,688,220
Arch Capital Group Ltd.[1]	104,320	9,185,376
Argo Group International Holdings Ltd.	149,764	5,608,662
Aspen Insurance Holdings Ltd.	231,385	6,622,239
Berkley (W.R.) Corp.	344,800	9,440,624
Brown & Brown, Inc.	421,510	10,090,949
Delphi Financial Group, Inc., Cl. A	41,946	1,209,723
EMC Insurance Group, Inc.	44,290	1,002,726
Endurance Specialty Holdings Ltd.	193,122	8,897,131
Enstar Group Ltd.[1]	44,974	3,803,901
FBL Financial Group, Inc., Cl. A	151,370	4,339,778
First American Financial Corp.	64,626	965,512
Flagstone Reinsurance Holdings SA	341,410	4,301,766
FPIC Insurance Group, Inc.[1]	119,309	4,409,661
Hanover Insurance Group, Inc.	135,290	6,320,749
Harleysville Group, Inc.	81,404	2,990,783
Horace Mann Educators Corp.	273,191	4,928,366
Infinity Property & Casualty Corp.	133,609	8,257,036
Maiden Holdings Ltd.	189,036	1,485,823
MBIA, Inc.[1]	85,680	1,027,303
Meadowbrook Insurance Group, Inc.	366,357	3,755,159
Mercury General Corp.	147,861	6,359,502
Montpelier Re Holdings Ltd.	365,890	7,295,847
National Financial Partners Corp.[1]	167,790	2,248,386
National Interstate Corp.	46,810	1,001,734
National Western Life Insurance Co., Cl. A	10,570	1,762,230
Navigators Group, Inc. (The)[1]	58,320	2,936,412
OneBeacon Insurance Group Ltd.	206,560	3,131,450
Platinum Underwriters Holdings Ltd.	187,420	8,428,277
Primerica, Inc.	153,319	3,717,986
ProAssurance Corp.[1]	133,686	8,101,372
Protective Life Corp.	275,868	7,349,124
RLI Corp.	28,830	1,515,593
Safety Insurance Group, Inc.	164,086	7,805,571
Selective Insurance Group, Inc.	121,750	2,209,741
StanCorp Financial Group, Inc.	149,499	6,748,385
Symetra Financial Corp.	385,408	5,280,090
Torchmark Corp.	216,020	12,905,035
Unitrin, Inc.	264,730	6,496,474
Validus Holdings Ltd.	217,297	6,651,461

		224,757,595
16 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

Real Estate Investment Trusts—6.4%
Associated Estates Realty Corp.	91,070	$1,392,460
Brandywine Realty Trust	1,113,720	12,974,838
BRE Properties, Inc., Cl. A	147,840	6,431,040
CBL & Associates Properties, Inc.	443,920	7,768,600
Chatham Lodging Trust	244,670	4,220,558
Colonial Properties Trust	50,690	914,955
Digital Realty Trust, Inc.	818,950	42,208,683
Entertainment Properties Trust	45,125	2,087,031
Essex Property Trust, Inc.	58,330	6,662,453
Extra Space Storage, Inc.	339,440	5,906,256
Getty Realty Corp.	18,460	577,429
Hatteras Financial Corp.	799,300	24,194,811
Home Properties of New York, Inc.	119,010	6,603,865
LaSalle Hotel Properties	784,510	20,711,064
Mid-America Apartment Communities, Inc.	473,649	30,071,974
Pebblebrook Hotel Trust	106,948	2,173,183
PS Business Parks, Inc.	73,204	4,078,927
Sabra Health Care REIT, Inc.	59,259	1,090,366
Saul Centers, Inc.	823	38,969
Sovran Self Storage, Inc.	2,340	86,135
Starwood Property Trust, Inc.	946,938	20,340,228
Strategic Hotels & Resorts, Inc.[1]	1,969,690	10,419,660
Tanger Factory Outlet Centers, Inc.	566,866	29,017,871
Taubman Centers, Inc.	135,420	6,836,002
U-Store-It Real Estate Investment Trust	443,513	4,226,679
Urstadt Biddle Properties, Inc., Cl. A	20,917	406,836

		251,440,873

Real Estate Management & Development—0.3%
Campus Crest Communities, Inc.	737,760	10,343,395
Thrifts & Mortgage Finance—1.7%
BofI Holding, Inc.[1]	61,770	958,053
Federal Agricultural Mortgage Corp., Non-Vtg.	6,056	98,834
First Defiance Financial Corp.[1]	121,440	1,445,136
First Niagara Financial Group, Inc.	1,521,674	21,273,003
MGIC Investment Corp.[1]	2,301,270	23,449,941
People’s United Financial, Inc.	904,850	12,676,949
Radian Group, Inc.	748,450	6,039,992
Viewpoint Financial Group	70,470	823,794

		66,765,702

Health Care—11.3%
Biotechnology—0.5%
Cubist Pharmaceuticals, Inc.[1]	278,550	5,960,970
Human Genome Sciences, Inc.[1]	240,770	5,751,995
Indevus Pharmaceuticals, Inc.[1]	14,100	141
Myriad Genetics, Inc.[1]	74,103	1,692,513
17 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Biotechnology Continued
PDL BioPharma, Inc.	928,970	$5,787,483
Targacept, Inc.[1]	8,848	234,472

		19,427,574

Health Care Equipment & Supplies—3.1%
Atrion Corp.	17,376	3,118,297
China Medical Technologies, Inc., Sponsored ADR[1]	132,440	1,488,626
Cooper Cos., Inc. (The)	84,168	4,742,025
Cyberonics, Inc.[1]	5,711	177,155
Dexcom, Inc.[1]	749,793	10,234,674
Greatbatch, Inc.[1]	664,503	16,047,747
Haemonetics Corp.[1]	20,045	1,266,443
Hill-Rom Holdings, Inc.	74,088	2,916,845
ICU Medical, Inc.[1]	38,878	1,419,047
Immucor, Inc.[1]	4,835	95,878
Integra LifeSciences Holdings[1]	406,117	19,209,334
Invacare Corp.	246,295	7,428,257
Kensey Nash Corp.[1]	142,935	3,977,881
Kinetic Concepts, Inc.[1]	165,760	6,942,029
Orthofix International NV1	323,520	9,382,080
Sirona Dental Systems, Inc.[1]	156,008	6,518,014
Steris Corp.	178,400	6,504,464
Teleflex, Inc.	17,280	929,837
Utah Medical Products, Inc.	34,100	909,447
Volcano Corp.[1]	584,300	15,957,233
Young Innovations, Inc.	37,250	1,192,373

		120,457,686

Health Care Providers & Services—3.9%
Air Methods Corp.[1]	16,058	903,584
Allied Healthcare International, Inc.[1]	333,709	837,610
Almost Family, Inc.[1]	82,712	3,177,795
Amedisys, Inc.[1]	118,085	3,955,848
AMERIGROUP Corp.[1]	147,720	6,487,862
AmSurg Corp.[1]	323,873	6,785,139
Chemed Corp.	102,295	6,496,755
Continucare Corp.[1]	319,230	1,493,996
CorVel Corp.[1]	23,720	1,146,862
Emergency Medical Services LP, Cl. A1	46,370	2,995,966
Ensign Group, Inc. (The)	91,386	2,272,770
Gentiva Health Services, Inc.[1]	188,271	5,008,009
Health Management Associates, Inc., Cl. A1	3,340,923	31,872,405
HEALTHSOUTH Corp.[1]	10,060	208,343
Healthspring, Inc.[1]	297,663	7,896,999
Healthways, Inc.[1]	39,382	439,503
HMS Holdings Corp.[1]	270,250	17,504,093
Kindred Healthcare, Inc.[1]	91,748	1,685,411
LHC Group, Inc.[1]	221,176	6,635,280
LifePoint Hospitals, Inc.[1]	183,230	6,733,703
Lincare Holdings, Inc.	240,892	6,463,132
Magellan Health Services, Inc.[1]	173,341	8,195,562
MEDNAX, Inc.[1]	54,170	3,645,099
Metropolitan Health Networks, Inc.[1]	454,720	2,032,598
NovaMed, Inc.[1]	74,436	858,247
Owens & Minor, Inc.	23,596	694,430
PharMerica Corp.[1]	78,703	901,149
Providence Service Corp.[1]	55,480	891,564
PSS World Medical, Inc.[1]	35,540	803,204
Triple-S Management Corp., Cl. B1	181,538	3,463,745
U.S. Physical Therapy, Inc.[1]	135,209	2,679,842
18 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

Health Care Providers & Services Continued
Universal American Corp.	270,864	$5,539,169
Universal Health Services, Inc., Cl. B	878	38,123

		150,743,797

Health Care Technology—0.9%
Allscripts Healthcare Solutions, Inc.[1]	1,054,710	20,324,262
SXC Health Solutions Corp.[1]	338,752	14,518,911

		34,843,173

Life Sciences Tools & Services—0.3%
Bio-Rad Laboratories, Inc., Cl. A1	11,141	1,156,993
Bruker Corp.[1]	269,600	4,475,360
Cambrex Corp.[1]	359,590	1,859,080
eResearch Technology, Inc.[1]	200,915	1,476,725
Harvard Bioscience, Inc.[1]	260,320	1,064,709
ICON plc, Sponsored ADR[1]	130,594	2,860,009

		12,892,876

Pharmaceuticals—2.6%
Endo Pharmaceuticals Holdings, Inc.[1]	224,366	8,012,110
Hi-Tech Pharmacal Co., Inc.[1]	103,805	2,589,935
Impax Laboratories, Inc.[1]	291,800	5,868,098
Medicis Pharmaceutical Corp., Cl. A	239,416	6,413,955
Par Pharmaceutical Cos., Inc.[1]	184,551	7,107,059
Perrigo Co.	396,990	25,141,377
Questcor Pharmaceuticals, Inc.[1]	585,320	8,621,764
Salix Pharmaceuticals Ltd.[1]	661,340	31,056,526
Valeant Pharmaceuticals International, Inc.	84,690	2,395,880
ViroPharma, Inc.[1]	340,665	5,900,318

		103,107,022

Industrials—15.8%
Aerospace & Defense—2.0%
BE Aerospace, Inc.[1]	847,707	31,390,590
Ceradyne, Inc.[1]	271,855	8,571,588
Cubic Corp.	142,620	6,724,533
Ducommun, Inc.	64,652	1,408,121
Esterline Technologies Corp.[1]	3,500	240,065
Gencorp, Inc.[1]	783,747	4,051,972
LMI Aerospace, Inc.[1]	19,540	312,445
National Presto Industries, Inc.	61,135	7,948,161
Spirit Aerosystems Holdings, Inc., Cl. A1	666,020	13,859,876
Teledyne Technologies, Inc.[1]	44,690	1,965,019

		76,472,370

Air Freight & Logistics—0.8%
Atlas Air Worldwide Holdings, Inc.[1]	118,982	6,642,765
Hub Group, Inc., Cl. A1	723,910	25,438,197

		32,080,962
Airlines—1.0%
Alaska Air Group, Inc.[1]	132,640	7,519,362
Copa Holdings SA, Cl. A	22,760	1,339,198
Hawaiian Holdings, Inc.[1]	818,369	6,416,013
JetBlue Airways Corp.[1]	1,020,951	6,748,486
Pinnacle Airlines Corp.[1]	136,580	1,078,982
Republic Airways Holdings, Inc.[1]	496,291	3,632,850
19 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Airlines Continued
United Continental Holdings, Inc.[1]	279,240	$6,651,497
US Airways Group, Inc.[1]	489,452	4,899,415

		38,285,803

Building Products—0.1%
Quanex Building Products Corp.	84,080	1,594,998
Smith (A.O.) Corp.	91,357	3,478,875

		5,073,873

Commercial Services & Supplies—1.6%
APAC Teleservices, Inc.[1]	128,558	780,347
Brink’s Co. (The)	129,488	3,480,637
Consolidated Graphics, Inc.[1]	127,711	6,185,044
Deluxe Corp.	402,462	9,264,675
Ennis, Inc.	187,538	3,206,900
G&K Services, Inc., Cl. A	85,182	2,632,976
M&F Worldwide Corp.[1]	115,429	2,666,410
R.R. Donnelley & Sons Co.	327,693	5,724,797
Team, Inc.[1]	62,129	1,503,522
UniFirst Corp.	91,224	5,021,881
Waste Connections, Inc.	837,140	23,046,464

		63,513,653

Construction & Engineering—1.4%
Aecom Technology Corp.[1]	545,202	15,249,300
Baker (Michael) Corp.[1]	99,689	3,100,328
Chicago Bridge & Iron Co. NV1	249,040	8,193,416
Great Lakes Dredge & Dock Co.	642,371	4,734,274
KBR, Inc.	210,460	6,412,716
MasTec, Inc.[1]	134,377	1,960,560
Sterling Construction Co., Inc.[1]	111,700	1,456,568
Tutor Perini Corp.	683,720	14,638,445

		55,745,607

Electrical Equipment—1.7%
Advanced Battery Technologies, Inc.[1]	97,750	376,338
AZZ, Inc.	106,093	4,244,781
Brady Corp., Cl. A	68,886	2,246,372
Franklin Electric Co., Inc.	23,780	925,518
Fushi Copperweld, Inc.[1]	84,255	748,184
Generac Holdings, Inc.[1]	719,990	11,642,238
Hubbell, Inc., Cl. B	132,397	7,961,032
Lihua International, Inc.[1]	170,751	1,919,241
Powell Industries, Inc.[1]	183,939	6,047,914
Regal-Beloit Corp.	320,191	21,375,951
Thomas & Betts Corp.[1]	181,769	8,779,443

		66,267,012

Industrial Conglomerates—0.2%
Seaboard Corp.	1,811	3,605,701
Tredegar Corp.	222,454	4,311,159

		7,916,860

Machinery—3.4%
Alamo Group, Inc.	52,330	1,455,821
Blount International, Inc.[1]	43,352	683,228
Briggs & Stratton Corp.	269,750	5,311,378
China Yuchai International Ltd.	189,134	5,993,656
Crane Co.	45,696	1,876,735
Duoyuan Global Water, Inc., ADR[1]	95,164	1,215,244
20 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

Machinery Continued
Duoyuan Printing, Inc.[1]	317,076	$929,033
EnPro Industries, Inc.[1]	396,061	16,460,295
Freightcar America, Inc.	299,320	8,662,321
Gardner Denver, Inc.	345,239	23,759,348
L.B. Foster Co., Cl. A1	6,528	267,256
NACCO Industries, Inc., Cl. A	15,187	1,645,815
Oshkosh Corp.[1]	221,620	7,809,889
Robbins & Myers, Inc.	101,011	3,614,174
Sauer-Danfoss, Inc.[1]	36,591	1,033,696
Terex Corp.[1]	404,640	12,560,026
Timken Co.	182,970	8,733,158
Toro Co. (The)	147,797	9,110,207
TriMas Corp.[1]	16,040	328,178
Twin Disc, Inc.	5,830	174,084
Valmont Industries, Inc.	717	63,619
Wabtec Corp.	370,880	19,615,843
Watts Water Technologies, Inc., Cl. A	17,766	650,058

		131,953,062

Marine—0.3%
Diana Shipping, Inc.[1]	414,637	4,983,937
Excel Maritime Carriers Ltd.[1]	503,791	2,836,343
Safe Bulkers, Inc.	479,480	4,248,193

		12,068,473

Professional Services—1.4%
CBIZ, Inc.[1]	696,929	4,348,837
Dolan Co. (The)[1]	375,016	5,220,223
FTI Consulting, Inc.[1]	64,392	2,400,534
GP Strategies Corp.[1]	128,575	1,316,608
Korn-Ferry International[1]	519,700	12,010,267
Navigant Consulting, Inc.[1]	34,992	321,926
Robert Half International, Inc.	993,240	30,393,144

		56,011,539

Road & Rail—1.6%
Amerco[1]	67,779	6,509,495
Avis Budget Group, Inc.[1]	4,434	68,993
Genesee & Wyoming, Inc., Cl. A1	261,860	13,865,487
Guangshen Railway Co. Ltd., Sponsored ADR	8,332	162,891
Heartland Express, Inc.	89,250	1,429,785
Old Dominion Freight Line, Inc.[1]	1,203,409	38,497,054

		60,533,705

Trading Companies & Distributors—0.3%
Aircastle Ltd.	300,081	3,135,846
Applied Industrial Technologies, Inc.	211,681	6,875,399
DXP Enterprises, Inc.[1]	59,074	1,417,776
Fly Leasing Ltd., ADR	85,142	1,163,040

		12,592,061

Information Technology—19.7%
Communications Equipment—2.3%
Arris Group, Inc.[1]	582,390	6,534,416
Black Box Corp.	99,201	3,798,406
Blue Coat Systems, Inc.[1]	1,618,556	48,346,268
Comtech Telecommun- ications Corp.	137,150	3,803,170
InterDigital, Inc.[1]	211,537	8,808,401
Ituran Location & Control Ltd.	72,767	1,269,056
Plantronics, Inc.	202,645	7,542,447
21 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Communications Equipment Continued
Polycom, Inc.[1]	252,490	$9,842,060

		89,944,224

Computers & Peripherals—0.9%
China Digital TV Holding Co. Ltd., ADR	159,540	1,131,139
QLogic Corp.[1]	326,880	5,563,498
Rimage Corp.[1]	55,630	829,443
STEC, Inc.[1]	2,370	41,831
Synaptics, Inc.[1]	270,228	7,939,299
Western Digital Corp.[1]	558,740	18,941,286

		34,446,496

Electronic Equipment & Instruments—1.6%
Anixter International, Inc.	115,434	6,894,873
AVX Corp.	447,982	6,912,362
Brightpoint, Inc.[1]	95,799	836,325
Celestica, Inc.[1]	166,715	1,617,136
Coherent, Inc.[1]	81,810	3,692,903
Dolby Laboratories, Inc., Cl. A1	253,826	16,930,194
Insight Enterprises, Inc.[1]	366,054	4,817,271
KEMET Corp.[1]	194,061	2,829,409
Littlefuse, Inc.	3,960	186,358
MTS Systems Corp.	1,318	49,372
Multi-Fineline Electronix, Inc.[1]	208,048	5,511,192
Newport Corp.[1]	21,272	369,495
Park Electrochemical Corp.	3,430	102,900
Power-One, Inc.[1]	238,790	2,435,658
Spectrum Control, Inc.[1]	119,620	1,793,104
Vishay Intertechnology, Inc.[1]	541,900	7,955,092

		62,933,644

Internet Software & Services—1.7%
AOL, Inc.[1]	263,010	6,235,967
EarthLink, Inc.	742,073	6,381,828
j2 Global Communications, Inc.[1]	971,393	28,121,827
Open Text Corp.[1]	96,372	4,438,894
Saba Software, Inc.[1]	82,380	504,166
Sohu.com, Inc.	111,110	7,054,374
United Online, Inc.	777,936	5,134,378
ValueClick, Inc.[1]	526,771	8,444,139
Web.com Group, Inc.[1]	36,464	308,121

		66,623,694

IT Services—3.0%
Acxiom Corp.[1]	377,878	6,480,608
Broadridge Financial Solutions, Inc.	353,856	7,760,062
CACI International, Inc., Cl. A1	416,073	22,218,298
Cass Information Systems, Inc.	10,760	408,234
Convergys Corp.[1]	361,472	4,760,586
CSG Systems International, Inc.[1]	326,258	6,179,327
DST Systems, Inc.	143,943	6,383,872
Euronet Worldwide, Inc.[1]	27,625	481,780
Forrester Research, Inc.	7,147	252,218
Global Cash Access, Inc.[1]	631,828	2,015,531
Henry (Jack) & Associates, Inc.	19,800	577,170
ManTech International Corp.[1]	43,793	1,809,965
Maximus, Inc.	98,365	6,450,777
NeuStar, Inc., Cl. A1	1,395,016	36,340,167
Patni Computer Systems Ltd., ADR	218,330	4,670,079
Satyam Computer Services Ltd., ADR[1]	3,715	10,848
Syntel, Inc.	13,752	657,208
TeleTech Holdings, Inc.[1]	439,559	9,050,520
22 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

IT Services Continued
Unisys Corp.1	76,810	$1,988,611

		118,495,861

Office Electronics—0.1%
Zebra Technologies Corp., Cl. A1	47,293	1,796,661
Semiconductors & Semiconductor Equipment—5.5%
Amkor Technology, Inc.[1]	416,847	3,080,499
ASM International NV1	42,396	1,484,708
Atheros Communications, Inc.[1]	716,290	25,729,137
ATMI, Inc.[1]	82,263	1,640,324
Cabot Microelectronics Corp.[1]	101,410	4,203,445
China Sunergy Co. Ltd., ADR[1]	761,794	3,184,299
Cypress Semiconductor Corp.[1]	46,810	869,730
Entegris, Inc.[1]	125,780	939,577
Fairchild Semiconductor International, Inc., Cl. A1	604,210	9,431,718
GT Solar International, Inc.[1]	896,567	8,176,691
Himax Technologies, Inc., ADR	837,858	1,977,345
Integrated Device Technology, Inc.[1]	9,286	61,845
JA Solar Holdings Co. Ltd., ADS[1]	744,870	5,154,500
Kulicke & Soffa Industries, Inc.[1]	343,721	2,474,791
Lattice Semiconductor Corp.[1]	833,230	5,049,374
Micrel, Inc.	448,378	5,824,430
Microsemi Corp.[1]	3,737	85,577
Netlogic Microsystems, Inc.[1]	775,540	24,359,711
ON Semiconductor Corp.[1]	180,811	1,786,413
Photronics, Inc.[1]	146,410	865,283
PMC-Sierra, Inc.[1]	291,971	2,508,031
RF Micro Devices, Inc.[1]	1,098,960	8,077,356
Semtech Corp.[1]	1,116,931	25,287,318
Skyworks Solutions, Inc.[1]	890,600	25,497,878
Solarfun Power Holdings Co. Ltd., Sponsored ADR[1]	359,230	2,934,909
Spansion, Inc., Cl. A1	28,760	595,332
Standard Microsystems Corp.[1]	18,317	528,079
Teradyne, Inc.[1]	567,996	7,974,664
Tessera Technologies, Inc.[1]	181,001	4,009,172
Varian Semiconductor Equipment Associates, Inc.[1]	679,729	25,129,581
Veeco Instruments, Inc.[1]	168,770	7,250,359

		216,172,076

Software—4.6%
Actuate Corp.[1]	519,020	2,958,414
Blackboard, Inc.[1]	342,450	14,143,185
Changyou.com Ltd., ADR[1]	189,566	5,404,527
Check Point Software Technologies Ltd.[1]	641,424	29,672,274
Compuware Corp.[1]	744,961	8,693,695
Concur Technologies, Inc.[1]	232,060	12,050,876
FactSet Research Systems, Inc.	334,099	31,325,122
Fair Isaac Corp.	327,636	7,656,853
Giant Interactive Group, Inc., ADR	311,170	2,215,530
Lawson Software, Inc.[1]	212,650	1,967,013
Manhattan Associates, Inc.[1]	258,282	7,887,932
MicroStrategy, Inc., Cl. A1	58,367	4,988,627
23 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Software Continued
Monotype Imaging Holdings, Inc.[1]	120,000	$1,332,000
Net 1 UEPS Technologies, Inc.[1]	467,910	5,736,577
NetScout Systems, Inc.[1]	3,040	69,950
Perfect World Co. Ltd.[1]	172,200	4,072,530
Pervasive Software, Inc.[1]	175,400	905,064
Quest Software, Inc.[1]	337,830	9,371,404
Shanda Games Ltd., Sponsored ADR[1]	808,036	5,203,752
TIBCO Software,Inc.[1]	1,178,640	23,230,994
Websense, Inc.[1]	90,490	1,832,423

		180,718,742

Materials—5.2%
Chemicals—2.0%
Arch Chemicals, Inc.	29,610	1,123,107
Contango ORE, Inc.[1]	4,651	48,836
Cytec Industries, Inc.	521,431	27,667,129
Hawkins, Inc.	112,240	4,983,456
Innophos Holdings, Inc.	240,358	8,672,117
Innospec, Inc.[1]	67,140	1,369,656
KMG Chemicals, Inc.	76,810	1,272,742
Koppers Holdings, Inc.	61,760	2,209,773
Minerals Technologies, Inc.	111,493	7,292,757
NewMarket Corp.	42,080	5,191,410
OM Group, Inc.[1]	106,840	4,114,408
Solutia, Inc.[1]	85,849	1,981,395
Stepan Co.	36,850	2,810,550
W.R. Grace & Co.[1]	212,631	7,469,727
Westlake Chemical Corp.	12,810	556,851

		76,763,914

Construction Materials—0.6%
Eagle Materials, Inc.	822,720	23,241,840
Containers & Packaging—1.1%
Boise, Inc.	623,780	4,946,575
Packaging Corp. of America	1,171,940	30,282,930
Rock-Tenn Co., Cl. A	120,192	6,484,358
Silgan Holdings, Inc.	11,210	401,430

		42,115,293

Metals & Mining—0.8%
Compass Minerals International, Inc.	340,130	30,363,405
Gulf Resources, Inc.[1]	66,910	715,268
Redcorp Ventures Ltd., Legend Shares[1,2]	4,502,900	22,644

		31,101,317

Paper & Forest Products—0.7%
Buckeye Technologies, Inc.	398,180	8,365,762
Clearwater Paper Corp.[1]	67,779	5,307,096
Domtar Corp.	91,340	6,934,533
Glatfelter	307,967	3,778,755
KapStone Paper & Packing Corp.[1]	258,400	3,953,520

		28,339,666

Telecommunication Services—0.6%
Diversified Telecommunication Services—0.2%
Cincinnati Bell, Inc.[1]	1,078,998	3,021,194
IDT Corp., Cl. B	105,349	2,702,202
Neutral Tandem, Inc.[1]	43,394	626,609
Nortel Inversora SA, Sponsored ADR[1]	64,770	1,936,623
Telecom Corp. of New Zealand Ltd., Sponsored ADR	194,070	1,630,188

		9,916,816

Wireless Telecommunication Services—0.4%
Cellcom Israel Ltd.	175,328	5,731,472
NTELOS Holdings Corp.	114,261	2,176,672
24 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

Wireless Telecommunication Services Continued
USA Mobility, Inc.	366,926	$6,520,275

		14,428,419

Utilities—3.2%
Electric Utilities—1.1%
Companhia Paranaense de Energia-Copel, Sponsored ADR	323,870	8,151,808
El Paso Electric Co.[1]	214,170	5,896,100
Empresa Distribuidora y Comercializadora Norte SA, ADR[1]	130,720	1,788,250
UIL Holdings Corp.	1,850	55,426
UniSource Energy Corp.	118,990	4,264,602
Westar Energy, Inc.	929,070	23,375,401

		43,531,587

Energy Traders—1.0%
AES Corp. (The)[1]	3,346,993	40,766,375
Gas Utilities—0.6%
Atmos Energy Corp.	210,560	6,569,472
Chesapeake Utilities Corp.	25,112	1,042,650
Nicor, Inc.	1,208	60,303
Southwest Gas Corp.	216,336	7,933,041
UGI Corp.	193,570	6,112,941

		21,718,407

Multi-Utilities—0.1%
Integrys Energy Group, Inc.	94,899	4,603,550
Vectren Corp.	22,240	564,451

		5,168,001

Water Utilities—0.4%
Aqua America, Inc.	664,190	14,930,991

Total Common Stocks (Cost $2,824,921,181)		3,812,426,979

Investment Companies—2.5%
Ares Capital Corp.	1,745,440	28,764,851
BlackRock Kelso Capital Corp.	494,960	5,474,258
Gladstone Capital Corp.	293,591	3,382,168
Hercules Technology Growth Capital, Inc.	78,067	808,774
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[3,4]	759,678	759,678
MCG Capital Corp.	402,617	2,806,240
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%[3,5]	52,910,008	52,910,008
TICC Capital Corp.	260,829	2,923,893

Total Investment Companies (Cost $88,675,609)		97,829,870

Total Investments, at Value (Cost $2,913,596,790)	100.0%	3,910,256,849
Other Assets
Net of Liabilities	0.0	436,085

Net Assets	100.0%	$3,910,692,934

25 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,644 or less than 0.005% of the Fund’s net assets as of December 31, 2010.

3.	Rate shown is the 7-day yield as of December 31, 2010.

4.	Interest rate is less than 0.005%.

5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	June 30, 2010	Additions	Reductions	December 31, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	27,877,299	340,427,057	315,394,348	52,910,008

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$52,910,008	$26,259
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of December 31, 2010 based on valuation input level:

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$525,316,529	$—	$—	$525,316,529
Consumer Staples	80,172,681	—	—	80,172,681
Energy	211,381,920	—	—	211,381,920
Financials	812,414,695	—	—	812,414,695
Health Care	441,471,987	—	141	441,472,128
Industrials	618,514,980	—	—	618,514,980
Information Technology	771,131,398	—	—	771,131,398
26 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Materials	$201,539,386	$—	$22,644	$201,562,030
Telecommunication Services	24,345,235	—	—	24,345,235
Utilities	126,115,361	—	—	126,115,361
Investment Companies	97,829,870	—	—	97,829,870

Total Assets	$3,910,234,064	$—	$22,785	$3,910,256,849

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

December 31, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,860,686,782)	$3,857,346,841
Affiliated companies (cost $52,910,008)	52,910,008
3,910,256,849

Receivables and other assets:
Investments sold	4,945,528
Dividends	4,197,273
Shares of beneficial interest sold	24,214
Other	70,256

Total assets	3,919,494,120

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	5,389,455
Distribution and service plan fees	1,744,454
Transfer and shareholder servicing agent fees	995,469
Shareholder communications	345,971
Trustees’ compensation	63,962
Other	261,875

Total liabilities	8,801,186

Net Assets	$3,910,692,934

Composition of Net Assets
Par value of shares of beneficial interest	$191,997
Additional paid-in capital	4,336,478,251
Accumulated net investment income	8,184,227
Accumulated net realized loss on investments and foreign currency transactions	(1,431,895,278)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	997,733,737

Net Assets	$3,910,692,934

28 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,105,060,009 and 103,041,841 shares of beneficial interest outstanding)	$20.43
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$21.68

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $114,001,390 and 6,195,145 shares of beneficial interest outstanding)	$18.40

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $380,665,866 and 20,569,020 shares of beneficial interest outstanding)	$18.51

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $277,451,374 and 14,000,273 shares of beneficial interest outstanding)	$19.82

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,033,514,295 and 48,190,445 shares of beneficial interest outstanding)	$21.45
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended December 31, 2010

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $139,436)	$29,628,237
Affiliated companies	26,259
Interest	1,483
Other income	58,165

Total investment income	29,714,144

Expenses
Management fees	11,308,841
Distribution and service plan fees:
Class A	2,435,208
Class B	543,084
Class C	1,763,386
Class N	646,495
Transfer and shareholder servicing agent fees:
Class A	3,866,138
Class B	376,820
Class C	664,683
Class N	660,910
Class Y	887,297
Shareholder communications:
Class A	189,933
Class B	34,570
Class C	44,674
Class N	11,315
Class Y	51,445
Trustees’ compensation	62,105
Custodian fees and expenses	12,027
Administration service fees	750
Other	357,858

Total expenses	23,917,539
Less waivers and reimbursements of expenses	(844,742)

Net expenses	23,072,797

Net Investment Income	6,641,347

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	139,628,570
Foreign currency transactions	(295)

Net realized gain	139,628,275
Net change in unrealized appreciation/depreciation on:
Investments	663,298,144
Translation of assets and liabilities denominated in foreign currencies	(11,450)

Net change in unrealized appreciation/depreciation	663,286,694

Net Increase in Net Assets Resulting from Operations	$809,556,316

See accompanying Notes to Financial Statements.
30 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	December 31, 2010	June 30,
	(Unaudited)	2010

Operations
Net investment income	$6,641,347	$4,394,178
Net realized gain	139,628,275	27,203,738
Net change in unrealized appreciation/depreciation	663,286,694	604,351,484

Net increase in net assets resulting from operations	809,556,316	635,949,400

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(4,173,576)
Class B	—	—
Class C	—	—
Class N	—	(150,411)
Class Y	(3,608,045)	(4,581,567)

	(3,608,045)	(8,905,554)

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions:
Class A	(184,219,461)	(293,350,808)
Class B	(16,591,178)	(49,900,518)
Class C	(26,014,028)	(38,534,753)
Class N	(22,542,570)	(2,250,157)
Class Y	(2,523,690)	(217,282,695)

	(251,890,927)	(601,318,931)

Net Assets
Total increase	554,057,344	25,724,915
Beginning of period	3,356,635,590	3,330,910,675

End of period (including accumulated net investment income of $8,184,227 and $5,150,925, respectively)	$3,910,692,934	$3,356,635,590

See accompanying Notes to Financial Statements.
31 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	December 31, 2010					Year Ended June 30,
Class A	(Unaudited)		2010	2009	2008	2007		2006

Per Share Operating Data
Net asset value, beginning of period	$16.33		$13.70	$17.87	$24.25	$22.27		$20.17

Income (loss) from investment operations:
Net investment income (loss)[1]	.03		.02	.08	(.04)	.08		(.02)
Net realized and unrealized gain (loss)	4.07		2.64	(4.22)	(4.28)	3.45		3.59

Total from investment operations	4.10		2.66	(4.14)	(4.32)	3.53		3.57

Dividends and/or distributions to shareholders:
Dividends from net investment income	—		(.03)	—	(.05)	—		—
Distributions from net realized gain	—		—	(.03)	(2.00)	(1.55)		(1.47)
Tax return of capital distribution	—		—	—	(.01)	—		—

Total dividends and/or distributions to shareholders	—		(.03)	(.03)	(2.06)	(1.55)		(1.47)

Net asset value, end of period	$20.43		$16.33	$13.70	$17.87	$24.25		$22.27

Total Return, at Net Asset Value[2]	25.11%		19.45%	(23.14)%	(18.66)%	16.48%		18.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,105,060		$1,849,907	$1,804,702	$3,304,735	$3,766,574		$2,584,254

Average net assets (in thousands)	$1,954,085		$1,988,573	$2,231,028	$3,576,817	$3,086,495		$2,040,757

Ratios to average net assets:[3]
Net investment income (loss)	0.36%		0.13%	0.58%	(0.17)%	0.35%		(0.07)%
Total expenses	1.32	% [4]	1.31%[4]	1.38%[4]	1.19%[4]	1.12	% [4]	1.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%		1.25%	1.22%	1.19%	1.12%		1.15%

Portfolio turnover rate	31%		101%	95%	134%	114%		102%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2010	1.32%
Year Ended June 30, 2010	1.31%
Year Ended June 30, 2009	1.38%
Year Ended June 30, 2008	1.19%
Year Ended June 30, 2007	1.12%
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Six Months
	Ended
	December 31, 2010				Year Ended June 30,
Class B	(Unaudited)	2010	2009	2008	2007		2006

Per Share Operating Data
Net asset value, beginning of period	$14.77	$12.46	$16.39	$22.53	$20.94		$19.19

Income (loss) from investment operations:
Net investment loss[1]	(.03)	(.10)	(.03)	(.17)	(.10)		(.18)
Net realized and unrealized gain (loss)	3.66	2.41	(3.87)	(3.96)	3.24		3.40

Total from investment operations	3.63	2.31	(3.90)	(4.13)	3.14		3.22

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—		—
Distributions from net realized gain	—	—	(.03)	(2.00)	(1.55)		(1.47)
Tax return of capital distribution	—	—	—	(.01)	—		—

Total dividends and/or distributions to shareholders	—	—	(.03)	(2.01)	(1.55)		(1.47)

Net asset value, end of period	$18.40	$14.77	$12.46	$16.39	$22.53		$20.94

Total Return, at Net Asset Value[2]	24.58%	18.54%	(23.77)%	(19.25)%	15.63%		17.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114,002	$106,797	$132,615	$261,085	$473,768		$501,742

Average net assets (in thousands)	$107,963	$129,492	$160,939	$357,794	$479,042		$512,657

Ratios to average net assets:[3]
Net investment loss	(0.40)%	(0.65)%	(0.21)%	(0.89)%	(0.46)%		(0.85)%
Total expenses	2.39%[4]	2.35%[4]	2.22%[4]	1.92%[4]	1.89	% [4]	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.04%	2.05%	2.02%	1.92%	1.89%		1.92%

Portfolio turnover rate	31%	101%	95%	134%	114%		102%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2010	2.39%
Year Ended June 30, 2010	2.35%
Year Ended June 30, 2009	2.22%
Year Ended June 30, 2008	1.92%
Year Ended June 30, 2007	1.89%
See accompanying Notes to Financial Statements.
33 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	December 31, 2010					Year Ended June 30,
Class C	(Unaudited)	2010		2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$14.85	$12.53		$16.47	$22.62	$21.01	$19.24

Income (loss) from investment operations:
Net investment loss[1]	(.03)	(.09)		(.02)	(.16)	(.08)	(.16)
Net realized and unrealized gain (loss)	3.69	2.41		(3.89)	(3.98)	3.24	3.40

Total from investment operations	3.66	2.32		(3.91)	(4.14)	3.16	3.24

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—		—	—	—	—
Distributions from net realized gain	—	—		(.03)	(2.00)	(1.55)	(1.47)
Tax return of capital distribution	—	—		—	(.01)	—	—

Total dividends and/or distributions to shareholders	—	—		(.03)	(2.01)	(1.55)	(1.47)

Net asset value, end of period	$18.51	$14.85		$12.53	$16.47	$22.62	$21.01

Total Return, at Net Asset Value[2]	24.65%	18.52%		(23.72)%	(19.21)%	15.68%	17.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$380,666	$329,180		$310,094	$505,404	$710,808	$600,331

Average net assets (in thousands)	$350,251	$350,612		$342,312	$602,381	$645,637	$543,420

Ratios to average net assets:[3]
Net investment loss	(0.36)%	(0.63)%		(0.18)%	(0.86)%	(0.39)%	(0.79)%
Total expenses	2.03%[4]	2.06	% [4]	2.08%[4]	1.88%[4]	1.84%[4]	1.87%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.00%	2.01%		1.98%	1.88%	1.84%	1.87%

Portfolio turnover rate	31%	101%		95%	134%	114%	102%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2010	2.03%
Year Ended June 30, 2010	2.06%
Year Ended June 30, 2009	2.08%
Year Ended June 30, 2008	1.88%
Year Ended June 30, 2007	1.84%
See accompanying Notes to Financial Statements.
34 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Six Months
	Ended
	December 31, 2010						Year Ended June 30,
Class N	(Unaudited)		2010		2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.86		$13.32		$17.42	$23.70	$21.87	$19.90

Income (loss) from investment operations:
Net investment income (loss)[1]	.01		(.02)		.04	(.09)	.01	(.09)
Net realized and unrealized gain (loss)	3.95		2.57		(4.11)	(4.18)	3.37	3.53

Total from investment operations	3.96		2.55		(4.07)	(4.27)	3.38	3.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	—		(.01)		—	—	—	—
Distributions from net realized gain	—		—		(.03)	(2.00)	(1.55)	(1.47)
Tax return of capital distribution	—		—		—	(.01)	—	—

Total dividends and/or distributions to shareholders	—		(.01)		(.03)	(2.01)	(1.55)	(1.47)

Net asset value, end of period	$19.82		$15.86		$13.32	$17.42	$23.70	$21.87

Total Return, at Net Asset Value[2]	24.97%		19.15%		(23.34)%	(18.87)%	16.08%	17.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$277,451		$242,128		$205,574	$275,975	$300,360	$192,089

Average net assets (in thousands)	$258,084		$244,540		$210,488	$289,699	$245,298	$162,869

Ratios to average net assets:[3]
Net investment income (loss)	0.15%		(0.11)%		0.31%	(0.47)%	0.02%	(0.40)%
Total expenses	1.65	% [4]	1.68	% [4]	1.79%[4]	1.55%[4]	1.45%[4]	1.49%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.48%		1.49%		1.49%	1.48%	1.45%	1.48%

Portfolio turnover rate	31%		101%		95%	134%	114%	102%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2010	1.65%
Year Ended June 30, 2010	1.68%
Year Ended June 30, 2009	1.79%
Year Ended June 30, 2008	1.55%
Year Ended June 30, 2007	1.45%
See accompanying Notes to Financial Statements.
35 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	December 31, 2010						Year Ended June 30,
Class Y	(Unaudited)		2010		2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$17.17		$14.38		$18.75	$25.32	$23.09	$20.76

Income (loss) from investment operations:
Net investment income[1]	.08		.10		.13	.05	.20	.10
Net realized and unrealized gain (loss)	4.28		2.77		(4.44)	(4.47)	3.58	3.70

Total from investment operations	4.36		2.87		(4.31)	(4.42)	3.78	3.80

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)		(.08)		(.03)	(.14)	—	—
Distributions from net realized gain	—		—		(.03)	(2.00)	(1.55)	(1.47)
Tax return of capital distribution	—		—		—	(.01)	—	—

Total dividends and/or distributions to shareholders	(.08)		(.08)		(.06)	(2.15)	(1.55)	(1.47)

Net asset value, end of period	$21.45		$17.17		$14.38	$18.75	$25.32	$23.09

Total Return, at Net Asset Value[2]	25.38%		20.00%		(22.93)%	(18.28)%	17.00%	18.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,033,514		$828,624		$877,926	$1,020,424	$803,692	$417,656

Average net assets (in thousands)	$931,471		$914,353		$926,200	$746,300	$570,576	$314,236

Ratios to average net assets:[3]
Net investment income	0.81%		0.55%		0.93%	0.25%	0.83%	0.42%
Total expenses	0.83	% [4]	0.83	% [4]	0.89%[4]	0.76%[4]	0.66%[4]	0.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.83%		0.83%		0.89%	0.76%	0.66%	0.66%

Portfolio turnover rate	31%		101%		95%	134%	114%	102%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2010	0.83%
Year Ended June 30, 2010	0.83%
Year Ended June 30, 2009	0.89%
Year Ended June 30, 2008	0.76%
Year Ended June 30, 2007	0.66%
See accompanying Notes to Financial Statements.
36 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Main Street Small- & Mid-Cap Fund (the “Fund”), formerly Oppenheimer Main Street Small Cap Fund, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the
37 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money
38 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
39 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
During the fiscal year ended June 30, 2010, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of June 30, 2010, the Fund had available for federal income tax purposes post-October passive foreign investment company losses of $8,033 and unused capital loss carryforwards as follows:

Expiring

2017	$478,212,253
2018	1,062,472,626

Total	$1,540,684,879

As of December 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,401,064,637 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2010, it is estimated that the Fund will utilize $139,628,275 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,937,447,283

Gross unrealized appreciation	$1,011,543,069
Gross unrealized depreciation	(38,733,503)

Net unrealized appreciation	$972,809,566

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed
40 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
41 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended December 31, 2010		Year Ended June 30, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	9,230,811	$166,664,000	22,016,798	$360,657,345
Dividends and/or distributions reinvested	—	—	243,072	3,862,398
Redeemed	(19,466,104)	(350,883,461)	(40,695,583)	(657,870,551)

Net decrease	(10,235,293)	$(184,219,461)	(18,435,713)	$(293,350,808)

Class B
Sold	339,540	$5,572,067	996,451	$14,964,156
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(1,377,358)	(22,163,245)	(4,407,106)	(64,864,674)

Net decrease	(1,037,818)	$(16,591,178)	(3,410,655)	$(49,900,518)

Class C
Sold	1,098,450	$18,150,455	3,371,098	$50,595,432
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(2,699,361)	(44,164,483)	(5,958,300)	(89,130,185)

Net decrease	(1,600,911)	$(26,014,028)	(2,587,202)	$(38,534,753)

Class N
Sold	1,643,151	$28,806,009	5,165,005	$82,628,374
Dividends and/or distributions reinvested	—	—	8,798	136,021
Redeemed	(2,910,840)	(51,348,579)	(5,342,197)	(85,014,552)

Net decrease	(1,267,689)	$(22,542,570)	(168,394)	$(2,250,157)

Class Y
Sold	7,010,180	$129,795,982	16,844,111	$291,601,798
Dividends and/or distributions reinvested	153,042	3,216,944	253,450	4,225,006
Redeemed	(7,240,602)	(135,536,616)	(29,865,504)	(513,109,499)

Net decrease	(77,380)	$(2,523,690)	(12,767,943)	$(217,282,695)

42 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended December 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$1,107,341,907	$1,390,104,650
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Over $5.0 billion	0.58
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2010, the Fund paid $5,271,941 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
43 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class C	$10,628,055
Class N	5,712,461
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End Sales	Deferred Sales	Deferred Sales	Deferred Sales	Deferred Sales
	Charges	Charges	Charges	Charges	Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

December 31, 2010	$128,290	$6,511	$88,850	$12,115	$6,762
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended December 31, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$378,415
Class B	189,651
Class C	54,748
Class N	211,374
44 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended December 31, 2010, the Manager waived fees and/or reimbursed the Fund $10,554 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any
45 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Pending Litigation Continued

opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
6. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
46 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact
47 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Matthew Ziehl and Raman Vardharaj, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load small-cap core funds. The Board considered that the Fund outperformed its performance universe median during the one-year and ten-year periods, although it underperformed its performance universe median during the three-year and five-year periods. The Board noted a change to the Fund’s portfolio management team on May 19, 2009, and it also noted the Fund’s recent improved performance, which had ranked in the top quintile of the Fund’s performance universe during the one-year period ended April 30, 2010.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load small-cap core funds with comparable asset levels and distribution features. The Board considered that the Fund’s actual management fees and total expenses were lower than its expense group median.
48 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
49 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
50 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND®

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Matthew P. Ziehl, Vice President and Portfolio Manager
Benjamin Ram, Vice President and Portfolio Manager
Raman Vardharaj, Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President and Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
51 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
52 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
53 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small- & Mid-Cap Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 02/08/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 02/08/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 02/08/2011